Segment information	12 Months Ended
Dec. 31, 2022
Segment Information
Segment information

25. Segment information

The Company operates in a single operating segment, being the biopharmaceutical segment.

Geographical information

Revenues by geographical area have been allocated to geographic regions based on the country of residence of the Company’s external customers or licensees and are detailed as follows:

	Years ended December 31,
	2022	2021	2020
	$	$	$
Switzerland	5,395	5,075	905
Ireland	82	—	73
Denmark	160	185	2,655
Other	3	—	19
	5,640	5,260	3,652

Non-current assets include restricted cash equivalents, right of use assets, property and equipment, identifiable intangible assets, other asset and goodwill (2021 only) and are detailed by geographical area as follows:

	December 31,
	2022	2021
	$	$
Germany	463	9,212
Canada	4	—
United States	71	70
	538	9,282

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)